Fair Value and Presentation of Derivative Instruments In Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Derivatives, Fair Value [Line Items]
Total derivative assets	$ 1.0	$ 3.8
Total derivative liabilities	(2.9)	(4.6)
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Total derivative assets	0.8	3.8
Total derivative liabilities	(2.9)	(4.6)
Designated as Hedging Instrument | Other Current Liabilities | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Total derivative liabilities	(2.1)
Designated as Hedging Instrument | Other Current Liabilities | Commodity Contract
Derivatives, Fair Value [Line Items]
Total derivative liabilities	(0.8)	(4.6)
Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Total derivative assets		1.0
Designated as Hedging Instrument | Other Current Assets | Commodity Contract
Derivatives, Fair Value [Line Items]
Total derivative assets	0.8	2.8
Not Designated as Hedging Instrument | Other Current Assets | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Total derivative assets	$ 0.2